PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                           STRONG OPPORTUNITY FUND II

                   Supplement to Prospectus dated May 1, 1998


Effective immediately, Mr. Richard T. Weiss will act as the sole portfolio manager of the Strong Opportunity Fund II.

          The date of this Prospectus Supplement is December 30, 1998.